Provisions for Other Liabilities and Charges - Summary of Provisions for Other Liabilities and Charges (Detail) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 65
Exchange differences	(3)
Charged to income statement	16
Released to income statement	(7)
Utilised	(43)
Transfer from trade and other liabilities	5
Ending balance	33
Property [member]
Disclosure of other provisions [line items]
Beginning balance	16
Charged to income statement	1
Released to income statement	(2)
Utilised	(7)
Ending balance	8
Disposals and closures [member]
Disclosure of other provisions [line items]
Charged to income statement	4
Ending balance	4
Legal and other [member]
Disclosure of other provisions [line items]
Beginning balance	49
Exchange differences	(3)
Charged to income statement	11
Released to income statement	(5)
Utilised	(36)
Transfer from trade and other liabilities	5
Ending balance	£ 21